Other current assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

Note   10.               Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Value-Added Tax Receivable	224	188
Advanced payment to suppliers	1,025	220
Deposits, current	3	5
Other current assets	—	1
Total other current assets	1,252	414